Description of Business and Basis of Presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nature of Operations

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we” and “LeGall” shall mean LeGall Holdings, Inc., a Delaware corporation.

LeGall Holdings, Inc., formerly known as Garnet Island Acquisition Corporation, was incorporated on April 4, 2016 under the laws of the state of Delaware. LeGall Holdings, Inc. (the “Company” or “LeGall”), is a development stage company designed as a global food & restaurant brand specializing in Caribbean and American cuisine and fine dining. The Company will operate a Caribbean restaurant brand known as “LE GRILLE”. The Company also intends to distribute its own proprietary line of Jerk Sauce.

In May 2016, the Company filed a registration statement with the Securities and Exchange Commission on Form 10 by which it became a public reporting company.

On September 28, 2016, the Company implemented a change of control by redeeming shares of existing shareholders, issuing shares to new shareholders, electing new officers and directors and accepting the resignations of its then existing officers and directors. In connection with the change of control, the shareholders of the Company and its board of directors unanimously approved the change of the Company’s name from Garnet Island Acquisition Corporation to LeGall Holdings Corporation.

Subsequent to the change in control, on August 7th, 2017, new management of the Company effected an acquisition (the “Acquisition”) with Le’ Grille, LLC (“Le’ Grille” or “LG”), a private limited liability company organized under the laws of the state of New Jersey., pursuant to a Share Exchange Agreement (the “Share Exchange Agreement”).

Basis of Presentation

On August 7, 2017, the Company announced that it had entered into an Agreement And Plan Of Reorganization (the “Share Exchange Agreement”) with Le’ Grille, LLC., a New Jersey Limited Liability Company (“LG”), and the controlling members of LG (the “LG Members”) (the “Acquisition”). Pursuant to the Share Exchange Agreement, the Company acquired 100% of the issued and outstanding equity of LG from the LG Members (the “LG Ownership”) and in exchange the Company issued to LG 255,500 shares of its common stock (the “LHI Shares”). As a result of the Share Exchange Agreement, LG became a wholly owned subsidiary of the Company. The Share Exchange Agreement contains customary representations, warranties and conditions to closing. The closing of the Share Exchange (the “Closing”) occurred upon LG providing the Company with audited financial statements, with such financial statements being prepared by an independent accounting firm registered with the Public Company Accounting Oversight Board (“PCAOB”).

At the time of the Acquisition, there were three shareholders of the Company who were also members and managers of LG. LG has become a wholly owned subsidiary of the Company and the Company has taken over its operations and business plan. Prior to the Acquisition, the Company had no ongoing business or operations.

Since the Company and LG were entities under common control prior to the Acquisition, the transaction is accounted for as a recapitalization/restructuring transaction. The Company has recast prior period financial statements to reflect the conveyance of LG’s members’ capital as if the restructuring had occurred as of the earliest date of the accompanying consolidated financial statements.

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

The accompanying unaudited consolidated financial statements have been prepared by the Company. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at June 30, 2017, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) were omitted pursuant to such rules and regulations. The results for the six months ended June 30, 2017, are not necessarily indicative of the results to be expected for the year ending December 31, 2017.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LeGall Holdings, Inc. and its wholly owned subsidiary, Le’Grille, LLC (collectively, the “Company”). All intercompany accounts have been eliminated upon consolidation.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nature of Operations

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we” and “LeGall” shall mean LeGall Holdings, Inc., a Delaware corporation.

LeGall Holdings, Inc., formerly known as Garnet Island Acquisition Corporation, was incorporated on April 4, 2016 under the laws of the state of Delaware. LeGall Holdings, Inc. (the “Company” or “LeGall”), is a development stage company designed as a global food & restaurant brand specializing in Caribbean and American cuisine and fine dining. The Company will operate a Caribbean restaurant brand known as “LE GRILLE”. The Company also intends to distribute its own proprietary line of Jerk Sauce. In May 2016, the Company filed a registration statement with the Securities and Exchange Commission on Form 10 by which it became a public reporting company.

On September 28, 2016, the Company implemented a change of control by redeeming shares of existing shareholders, issuing shares to new shareholders, electing new officers and directors and accepting the resignations of its then existing officers and directors. In connection with the change of control, the shareholders of the Company and its board of directors unanimously approved the change of the Company’s name from Garnet Island Acquisition Corporation to LeGall Holdings Inc.

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of LeGall Holdings, Inc. and its wholly owned subsidiary, Le’Grille, LLC (collectively, the “Company”). All intercompany accounts have been eliminated upon consolidation.